SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 349,217	$ 343,696
Right-of-use assets	3,700	3,300
Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	6,300	6,700
Property, plant and equipment [member] | Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	419	393
Property, plant and equipment [member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	3,700	4,100
Brazil
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 22,014	$ 20,675